Commitments and Contingencies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 4.8
Operating Leases, Future Minimum Payments, Due in Two Years	23.4
Operating Leases, Future Minimum Payments, Due in Three Years	2.9
Operating Leases, Future Minimum Payments, Due in Four Years	2.9
Operating Leases, Future Minimum Payments, Due in Five Years	2.9
Operating Leases, Future Minimum Payments, Due Thereafter	40.6
Operating Leases, Future Minimum Payments Due	77.5
Operating Leases, Rent Expense, Net	6.2	$ 9.3	$ 7.7
Purchase Obligation, Due in Next Twelve Months	402.8
Unrecorded Unconditional Purchase Obligation, Due within Two Years	244.4
Unrecorded Unconditional Purchase Obligation, Due within Three Years	173.2
Unrecorded Unconditional Purchase Obligation, Due within Four Years	170.9
Unrecorded Unconditional Purchase Obligation, Due within Five Years	168.5
Long-term Purchase Commitment, Amount	1,159.8
Utilities Operating Expense, Purchased Power under Long-term Contracts	61.1	61.0	56.6
OG&E Railcar Lease Agreement [Member]
Loss Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	1.7
Operating Leases, Future Minimum Payments, Due in Two Years	20.9
Operating Leases, Future Minimum Payments, Due in Three Years	0.0
Operating Leases, Future Minimum Payments, Due in Four Years	0.0
Operating Leases, Future Minimum Payments, Due in Five Years	0.0
Operating Leases, Future Minimum Payments, Due Thereafter	0.0
Operating Leases, Future Minimum Payments Due	22.6
OG&E Wind Farm Land Lease Agreements [Member]
Loss Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	2.5
Operating Leases, Future Minimum Payments, Due in Two Years	2.5
Operating Leases, Future Minimum Payments, Due in Three Years	2.9
Operating Leases, Future Minimum Payments, Due in Four Years	2.9
Operating Leases, Future Minimum Payments, Due in Five Years	2.9
Operating Leases, Future Minimum Payments, Due Thereafter	40.6
Operating Leases, Future Minimum Payments Due	54.3
OGE Energy Building Lease [Member]
Loss Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	0.6
Operating Leases, Future Minimum Payments, Due in Two Years	0.0
Operating Leases, Future Minimum Payments, Due in Three Years	0.0
Operating Leases, Future Minimum Payments, Due in Four Years	0.0
Operating Leases, Future Minimum Payments, Due in Five Years	0.0
Operating Leases, Future Minimum Payments, Due Thereafter	0.0
Operating Leases, Future Minimum Payments Due	0.6
OG&E cogeneration capacity and fixed operation and maintenance payments [Member]
Loss Contingencies [Line Items]
Purchase Obligation, Due in Next Twelve Months	72.8
Unrecorded Unconditional Purchase Obligation, Due within Two Years	65.3
Unrecorded Unconditional Purchase Obligation, Due within Three Years	53.2
Unrecorded Unconditional Purchase Obligation, Due within Four Years	49.5
Unrecorded Unconditional Purchase Obligation, Due within Five Years	45.4
Long-term Purchase Commitment, Amount	286.2
OG&E expected cogeneration energy payments [Member]
Loss Contingencies [Line Items]
Purchase Obligation, Due in Next Twelve Months	35.7
Unrecorded Unconditional Purchase Obligation, Due within Two Years	35.6
Unrecorded Unconditional Purchase Obligation, Due within Three Years	35.9
Unrecorded Unconditional Purchase Obligation, Due within Four Years	37.1
Unrecorded Unconditional Purchase Obligation, Due within Five Years	38.3
Long-term Purchase Commitment, Amount	182.6
OG&E minimum fuel purchase commitments [Member]
Loss Contingencies [Line Items]
Purchase Obligation, Due in Next Twelve Months	139.8
Unrecorded Unconditional Purchase Obligation, Due within Two Years	36.2
Unrecorded Unconditional Purchase Obligation, Due within Three Years	24.6
Unrecorded Unconditional Purchase Obligation, Due within Four Years	24.6
Unrecorded Unconditional Purchase Obligation, Due within Five Years	24.6
Long-term Purchase Commitment, Amount	249.8
OG&E expected wind purchase commitments [Member]
Loss Contingencies [Line Items]
Purchase Obligation, Due in Next Twelve Months	58.7
Unrecorded Unconditional Purchase Obligation, Due within Two Years	56.5
Unrecorded Unconditional Purchase Obligation, Due within Three Years	56.9
Unrecorded Unconditional Purchase Obligation, Due within Four Years	57.3
Unrecorded Unconditional Purchase Obligation, Due within Five Years	57.8
Long-term Purchase Commitment, Amount	287.2
OG&E long-term service agreement commitments [Member]
Loss Contingencies [Line Items]
Purchase Obligation, Due in Next Twelve Months	7.9
Unrecorded Unconditional Purchase Obligation, Due within Two Years	41.9
Unrecorded Unconditional Purchase Obligation, Due within Three Years	2.4
Unrecorded Unconditional Purchase Obligation, Due within Four Years	2.4
Unrecorded Unconditional Purchase Obligation, Due within Five Years	2.4
Long-term Purchase Commitment, Amount	57.0
Mustang Modernization [Member]
Loss Contingencies [Line Items]
Purchase Obligation, Due in Next Twelve Months	24.9
Unrecorded Unconditional Purchase Obligation, Due within Two Years	0.0
Unrecorded Unconditional Purchase Obligation, Due within Three Years	0.0
Unrecorded Unconditional Purchase Obligation, Due within Four Years	0.0
Unrecorded Unconditional Purchase Obligation, Due within Five Years	0.0
Long-term Purchase Commitment, Amount	24.9
Environmental compliance plan expenditures [Member]
Loss Contingencies [Line Items]
Purchase Obligation, Due in Next Twelve Months	63.0
Unrecorded Unconditional Purchase Obligation, Due within Two Years	8.9
Unrecorded Unconditional Purchase Obligation, Due within Three Years	0.2
Unrecorded Unconditional Purchase Obligation, Due within Four Years	0.0
Unrecorded Unconditional Purchase Obligation, Due within Five Years	0.0
Long-term Purchase Commitment, Amount	$ 72.1
Public Utility Regulatory Policy Act of 1978 [Member]
Loss Contingencies [Line Items]
Percentage of output purchased	100.00%
OG&E total cogeneration payments [Member]
Loss Contingencies [Line Items]
Long-term Purchase Commitment, Amount	$ 115.2	124.8	124.0
OG&E capacity payments [Member]
Loss Contingencies [Line Items]
Long-term Purchase Commitment, Amount	63.0	66.3	69.5
CPV Keenan [Member]
Loss Contingencies [Line Items]
Utilities Operating Expense, Purchased Power under Long-term Contracts	29.0	29.2	26.7
Edison Mission Energy [Member]
Loss Contingencies [Line Items]
Utilities Operating Expense, Purchased Power under Long-term Contracts	22.1	21.1	19.7
FPL Energy [Member]
Loss Contingencies [Line Items]
Utilities Operating Expense, Purchased Power under Long-term Contracts	2.6	3.4	3.2
NextEra Energy [Member]
Loss Contingencies [Line Items]
Utilities Operating Expense, Purchased Power under Long-term Contracts	$ 7.4	$ 7.3	$ 7.0
OG&E long-term service agreement commitments [Member] | McClain Plant [Member]
Loss Contingencies [Line Items]
Factored-Fired Hours	128,000
Factored-Fired Starts	4,800
OG&E long-term service agreement commitments [Member] | Redbud Plant [Member]
Loss Contingencies [Line Items]
Factored-Fired Hours	144,000
Factored-Fired Starts	4,500
Additional Factored-Fired Hours	24,000
Maximum [Member]
Loss Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Maximum	$ 18.2